Travel Suppliers Payable - Schedule of Travel Supplier Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Deferred merchant bookings	$ 140,987	$ 132,863